LIQUIDITY (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash	$ 3,094,088		$ 16,062,047	$ 23,716,768
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	345,611	$ 278,626	16,312,705	11,219,851	$ 1,117,586
Working capital	12,400,000		12,900,000	21,500,000
Shareholders equity	9,121,564		9,414,353	$ 20,208,341
Major Shareholders [Member]
Shareholders equity	$ 204,475		$ 171,874